Fair Value of Financial Instruments not carried at Fair Value (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value of Financial Instruments not carried at Fair Value [Abstract]
Estimated Fair Value of the Financial Instruments not carried at Fair Value [text block table]
Estimated fair value of financial instruments not carried at fair value on the balance sheet[1]
	Jun 30, 2021		Dec 31, 2020
in € m.	Carrying value	Fair value	Carrying value	Fair value
Financial assets:
Cash and central bank balances	198,268	198,268	166,208	166,208
Interbank balances (w/o central banks)	8,359	8,359	9,130	9,132
Central bank funds sold and securities purchased under resale agreements	8,519	8,528	8,533	8,519
Securities borrowed	33	33	0	0
Loans	440,747	446,302	426,691	434,442
Other financial assets	120,688	120,930	94,069	94,393

Financial liabilities:
Deposits	581,490	581,804	567,745	568,172
Central bank funds purchased and securities sold under repurchase agreements	3,144	3,141	2,325	2,328
Securities loaned	1,123	1,123	1,697	1,697
Other short-term borrowings	3,428	3,430	3,553	3,556
Other financial liabilities	115,371	115,371	96,602	96,602
Long-term debt	149,139	151,534	149,163	150,691
Trust preferred securities	1,044	1,095	1,321	1,069

[1] Amounts are generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments as described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates” of the Group’s Annual Report 2020.